CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2017
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT

	As of December 31,
	2017	2016

Investments in companies under cost method	252	—
Investments in debt instruments	3,128	5,998

Other investments, net – Non-current	3,380	5,998

	As of December 31,
	2017	2016

(i) Other investments
Other deposits with maturity of more than three months	132,736	144,853

Other investments - Current	132,736	144,853
(ii) Cash and cash equivalents
Cash and banks	100,739	70,711
Restricted cash	50	83
Short-term bank deposits	229,239	70,760
Other deposits with maturity of less than three months	7,751	41,909

Cash and cash equivalents	337,779	183,463